FINANCIAL ASSETS AND LIABILITIES (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Assets And Liabilities
At the beginning of the year	$ 1,613	$ 1,438	$ 1,614
Proceeds from borrowings	424	308	188
Payment of borrowings	(191)	(143)	(336)
Accrued interest	304	172	137
Payment of interests	(280)	(162)	(140)
Repurchase of CB	(6)	(28)	(3)
Result from exchange of CB		14
Result from repurchase of CB	(1)	(6)
Increases for incorporation		89
Foreign currency exchange difference	(356)	(80)	(22)
Decrease for subsidiaries sales	(80)
Borrowing costs capitalized in property, plant and equipment	21	11
At the end of the year	$ 1,448	$ 1,613	$ 1,438